Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Comprehensive Income
Interest income calculated using effective interest method		kr 4,390	kr 3,276	kr 2,610
Other interest income		763	620	578
Interest expenses		(3,711)	(2,213)	(1,441)
Net interest income		1,442	1,683	1,747
Net fee and commission expense		(32)	(28)	(29)
Net results of financial transactions		19	(102)	(110)
Other operating income		(2)
Total operating income		1,427	1,553	1,608
Personnel expenses		(311)	(320)	(308)
Other administrative expenses		(231)	(232)	(236)
Depreciation and impairment of non-financial assets		(40)	(45)	(46)
Total operating expenses		(582)	(597)	(590)
Operating profit before credit losses		845	956	1,018
Net credit losses			51	(16)
Net credit losses for IFRS 9		7
Operating profit		852	1,007	1,002
Tax expenses		(204)	(235)	(222)
Net profit	[1]	648	772	780
Items to be reclassified to profit or loss
Available-for-sale securities	[2]		(33)	46
Derivatives in cash-flow hedges	[2]	(25)	(91)	(169)
Tax on items to be reclassified to profit or loss		6	27	27
Net items to be reclassified to profit or loss		(19)	(97)	(96)
Items not to be reclassified to profit or loss
Own credit risk		374
Revaluation of defined benefit plans		(48)	(4)	(26)
Tax on items not to be reclassified to profit or loss		(72)	1	6
Net items not to be reclassified to profit or loss		254	(3)	(20)
Total other comprehensive income		235	(100)	(116)
Total comprehensive income	[1]	kr 883	kr 672	kr 664
Basic earnings per share (in SEK per share)	[3]	kr 162	kr 193	kr 195
Diluted earnings per share (in SEK per share)	[3]	kr 162	kr 193	kr 195

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	See the Consolidated Statement of Changes in Equity
[3]	The average number of shares in 2018 amounts to 3,990,000 (2017: 3,990,000; 2016: 3,990,000)